Alcon subsidiaries - Equity interests (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of subsidiaries [line items]
Total asset and net sales threshold	$ 5
Alcon Laboratorios Argentina S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Laboratories (Australia) Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Ophthalmika GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Laboratories Belgium BVBA [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
N.V. Alcon S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Canada Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Laboratorios Chile Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon (China) Ophthalmic Product Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Hong Kong Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Laboratorios Alcon de Colombia S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Pharmaceuticals (Czech Republic) s.r.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Nordic A/S [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Dominicana, SRL [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
AlconLab Ecuador S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Laboratoires Alcon S.A.S. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Pharma GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
CIBA Vision GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
WaveLight GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Laboratories Hellas- Commercial and Industrial S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Hungary Pharmaceuticals Trading Limited Liability Company [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Laboratories (India) Private Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
PT. CIBA Vision Batam [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Laboratories Ireland Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Optonol Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Italia S.p.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Japan Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Laboratories (Malaysia) Sdn. Bhd. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
CIBA Vision Johor Sdn. Bhd. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Laboratorios, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Maroc SARL D´Associé Unique [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Nederland B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Laboratories (New Zealand) Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Laboratories (Philippines), Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Pharmaceutical del Peru S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Laboratories (Philippines), Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Polska Sp. z o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Portugal-Produtos e Equipamentos Oftalmológicos Lda. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon (Puerto Rico), Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Romania S.R.L. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Farmacevtika LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Singapore Manufacturing Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
CIBA Vision Asian Manufacturing and Logistics Pte Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Laboratories (South Africa) (Pty) Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Korea Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Healthcare S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Grieshaber AG [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Management SA [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Pharmaceuticals Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Services AG [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Switzerland SA [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Laboratories (Thailand) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Laboratuvarlari Ticaret A.S. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Ukraine LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Eye Care UK Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Finance Corporation [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Laboratories, Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon RefractiveHorizons, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Research, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Vision, LLC[Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
CIBA Vision, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
WaveLight, Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
ClarVista Medical, Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
PowerVision, Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Tear Film Innovations, Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
TrueVision Systems, Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Alcon Lensx, Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%